Other Income and Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2024
Other Income and Expenses [Abstract]
Other Income and Expenses, Net
Other income and expenses, net consisted of the following:

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Public funding	266	201	177
Start-up and phase-out costs	(69)	(134)	(13)
Exchange gains (losses), net	6	5	15
Patent costs	(5)	(12)	(8)
Gain on sale of non-current assets	5	6	2
Cancellation fees of committed equipment purchases	(18)	—	—
COVID-19 incremental costs	—	—	(10)
Other, net	(3)	(11)	(4)
Total	182	55	159